Equity and Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Equity and Divestitures [Abstract]
Schedule of Illustrates the Shareholders’ Equity

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
As of January 1, 2023	1,781,866
Shares issued(i)	231,362
Subtotal	2,013.228
Acquisition of Nvni Group Limited(*)	1,148,508
As of December 31, 2023	3,161,736

As of January 1, 2024	3,161,736
Shares issued	682,007
As of December 31, 2024	3,843,743

As of January 1, 2025	3,843,743
Shares issued	6,188,967
As of December 31, 2025(**)	10,032,710

(i)	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.

*	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.

**	The Company has a total of 388,737 reserved shares that have been authorized but not issued as of December 31, 2025. Thus, the total outstanding shares authorized and issued is 9,643,973 as of December 31, 2025.

Schedule of Recognized the Following Warrant Obligations

The Group has recognized the following warrant obligations:

	Public Warrants	Private Placement Warrants	Total
Initial Recognition at September 29, 2023	9,887	9,930	19,817
Change in fair value	(7,660)	(7,693)	(15,353)
Balance at December 31, 2023	2,227	2,237	4,464
Change in fair value	1,214	1,985	3,199
Balance at December 31, 2024	3,441	4,222	7,663
Change in fair value	688	1,124	1,812
Balance at December 31, 2025	4,129	5,346	9,475

Schedule of Company’s Non-Controlling Interests

The following tables summarize the information relating to the Company’s non-controlling interests in Mercos before and after intercompany eliminations:

Summarized statement of financial position	2025	2024	2023
Non-controlling interest	42.09%	42.09%	42.09%

Current assets	4,237	7,884	4,351
Non-current assets	7,350	5,852	4,668
Current liabilities	(4,792)	(3,537)	(3,421)
Non-current liabilities	(2,364)	(1,892)	(5,598

Summarized statement of profit and loss
Revenue	26,563	22,312	18,498
Expenses	(20,530)	(16,942)	(14,139)
Profit (loss) for the year	6,033	5,370	4,359
Profit (loss) attributable to owners of the Company	3,494	3,110	2,525
Profit (loss) attributable to the non-controlling interests	2,539	2,260	1,835

The following tables summarize the information relating to the Company’s non-controlling interests in Smart NX before and after intercompany eliminations:

Summarized statement of financial position	2025	2024	2023
Non-controlling interest	0%	45.00%	45.00%

Current assets	-	2,634	2,396
Non-current assets	-	3,593	5,131
Current liabilities	-	(1,600)	(1,680)
Non-current liabilities	-	(682)	(5,847)

Summarized statement of profit and loss
Revenue	3,303	13,552	12,209
Expenses	(9,377)	(10,958)	(9,719)
Profit (loss) for the year	(6,074)	2,594	2,490
Profit (loss) attributable to owners of the Company	(3,341)	1,427	1,370
Profit (loss) attributable to the non-controlling interests	(2,733)	1,167	1,121

Schedule of Statement of Financial Position
Summarized statement of financial position
At January 1, 2023	3,853
Share of profit for the year	4,359
Payment of dividends	(5,173)
At December 31, 2023	3,039
Share of profit for the year	5,370
Payment of dividends	(1,228)
At December 31, 2024	7,181
Share of profit for the year	6,033
Payment of dividends	(1,228)
At December 31, 2025	11,986
Summarized statement of financial position
At January 1, 2023	-
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	(1,906)
At December 31, 2023	1,290
Share of profit for the year	2,594
Payment of dividends	(2,192)
At December 31, 2024	1,692